Share capital	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Share capital
13.	Share capital
On June 28, 2021, Intchains Group Limited, was incorporated in the Cayman Islands as an exempted company with limited liability to become our offshore holding company with authorized share capital of US$50,000 divided into 500,000,000 shares of a par value of US$0.0001 each. On June 28, 2021, the Company issued 1,000,000 ordinary shares to existing shareholders at a price of US$0.0001 per share for a total cash consideration of US$100. All share capital is unpaid yet.
On December 14, 2021, the directors of the Company and shareholders approved that, 176,470 ordinary shares of the Company to be issued and allotted to Golden Stone Capital Limited at a consideration of RMB100,000,000.
On July 8, 2022, the Company effected 100 for 1 stock subdivision, such that the (i) authorized share capital of the Company was subdivided from US$50,000 divided into 500,000,000 shares, US$0.0001 par value each to US$50,000 divided into 50,000,000,000 shares, US$0.000001 par value each, and (ii) the issued and outstanding shares were 117,647,000 shares of par value of US$0.000001 each.
In March 2023, the
Company
completed its initial public offering (“IPO”) on the Nasdaq Capital Market. In the IPO, 1,114,516 American depositary shares (“ADSs”), representing 2,229,032 Class A ordinary shares, were issued and sold to the public at a price of USD 8.00 per ADS, after underwriter partially exercised over-allotment option to purchase additional ADSs. Net proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totalled RMB38,211,000, after deducting underwriting discounts and commission, and other incremental costs directly attributable to IPO.
Upon the completion of IPO, the authorized share capital of the Company was re-classified and re-designated such that the authorized share capital of the Company became US$50,000 divided into
50,000,000,000
shares of a par value of US$
0.000001
each, comprising
of
(a)
49,934,912,000
Class A
ordinary shares
of a par value of US$
0.000001
each
(the “Class A Ordinary Shares”);
and (b)
65,088,000
Class B
ordinary shares
of a par value of US$
0.000001
each
 (the “Class B Ordinary Shares”). On March 20, 2023, 52,559,000 and 65,088,000 ordinary shares held by the existing shareholders before IPO were respectively re-designated as Class A Ordinary Shares and Class B Ordinary Shares
.
Each Class A Ordinary Share shall be entitled to one (1) vote on all matters subject to the vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to ten (10) votes on all matters subject to the vote at general meetings of the Company.
Each Class B Ordinary Share shall be converted at the option of the holder, at any time after issue and without the payment of any additional sum, into one fully paid Class A Ordinary Share calculated at the conversion rate.
Upon any sale, transfer, assignment or disposition of Class B Ordinary Shares by a holder thereof to any person or entity which is not an Affiliate of such holder, such Class B Ordinary Shares validly transferred to the new holder shall be automatically and immediately converted into an equal number of Class A Ordinary Shares.
Upon the completion of IPO, the 2022 Share Incentive Plan (“The Plan”) became effective. Please refer to Note 14 for details regarding the Plan. As of December 31, 2023, no ordinary shares had been issued under the Plan.
In March 2023, pursuant to the Underwriter Agreement, the Company issued to Maxim Partners LLC (or its permitted assignees) warrants, or the Underwriter’s Warrants, to purchase 33,435 of the
Company
’s ADSs, representing 66,870 Class A ordinary shares, at an exercise price of USD10.00 per ADS, with the option to exercise on a cashless basis. The Underwriter’s Warrants are exercisable commencing six months after the Prospectus Effective Date, and will expire 18 months after the Prospectus Effective Date. The Company classified the Underwriter’s Warrants as equity at their fair value on the issuance date. As of December 31, 2023, all the Underwriter’s Warrants are outstanding.
In November 2023,
1,095,760
Class B ordinary shares were converted into Class A ordinary shares by the holder on a one-for-one
basis
.
As of December 31, 2023, the authorized and outstanding ordinary shares are 119,876,032. These outstanding shares consist of (1) 55,883,792 Class A ordinary shares and (2) 63,992,240 Class B ordinary shares, which were held by the Chairman and CEO, and CTO of the
G
roup
.